Stock-Based Compensation - Schedule of Fair Value of Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Expected Volatility, Minimum	39.00%	37.00%
Expected Volatility, Maximum	48.00%	39.00%
Risk Free Interest Rate		2.84%
Minimum [Member]
Risk Free Interest Rate	2.62%
Expected life of warrants	6 years 2 months 30 days	5 years
Maximum [Member]
Risk Free Interest Rate	2.71%
Expected life of warrants	10 years	5 years 6 months